Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 10, 2026
Document Information [Line Items]
Entity Registrant Name	EOS ENERGY ENTERPRISES, INC.
Entity Central Index Key	0001805077
Amendment Flag	true
Entity Emerging Growth Company	false
Entity File Number	001-39291
Entity Tax Identification Number	84-4290188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Allegheny Center
Entity Address, Address Line Two	Nova Tower 2
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	732
Local Phone Number	225-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EOSE
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrant, each whole warrant exercisable to purchase one share of Common Stock at an exercise price of $5.481
Trading Symbol	EOSEW
Security Exchange Name	NASDAQ